Stockholders’ Deficit (Details Narrative) - USD ($)								9 Months Ended	12 Months Ended
	Oct. 23, 2023	May 31, 2023	Jun. 10, 2022	Jun. 10, 2022	May 19, 2022	May 10, 2022	May 10, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common stock, shares authorized								300,000,000	300,000,000	300,000,000
Common stock, par value								$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued								3,976,998	3,929,834	3,496,150
Common stock, shares outstanding								3,976,998	3,929,834	3,496,150
Common stock shares, issued for services		47,164	684	684	36,000	36,000	36,000
Preferred stock, shares authorized								30,000,000	30,000,000	30,000,000
Preferred stock, shares issued								500,000	500,000	500,000
Preferred stock, shares outstanding								500,000	500,000	500,000
Class A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								500,000
Preferred stock, shares issued								500,000	500,000
Preferred stock, shares outstanding								500,000	500,000
Preferred stock, voting rights								The Class A Preferred Stock, when voting as a single class, have the votes of at least 60% of the voting power of the Company.	The Class A shares provide that when voting as a single class, the shares shall have the votes and the voting power at all times of at least 60% of the voting power of the Company.
Class B Convertible Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Planned to issue	10,349,097
Extinguishment of Debt, Amount	$ 9,675,000
[custom:ConvertibleDebtIncludingAccumulatedInterest]	$ 674,097
Preferred Stock, Liquidation Preference Per Share	$ 3.00